Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Investments in affiliated companies and joint ventures
Investments	$ 8,767	$ 8,093	$ 8,326
Goodwill	3,082	3,026
Equity in earnings (losses) of investee adjustments	243	167	280
Dividends received	60	205	250
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,633	1,348	1,404
Equity in earnings (losses) of investee adjustments	245	250	258
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,379	1,109
Equity in earnings (losses) of investee adjustments	231	230	239
Dividends received		150	250
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	254	239	244
Equity in earnings (losses) of investee adjustments	14	14	19
Dividends received	60
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%
Participation in capital, total (as a percent)	51.00%
Net equity	389
Net income (loss) of the period	11
Investments	198	173
Equity in earnings (losses) of investee adjustments	6	6	8
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%
Participation in capital, total (as a percent)	50.89%
Net equity	221
Net income (loss) of the period	4
Investments	113	115
Equity in earnings (losses) of investee adjustments	2	25	3
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	227
Net income (loss) of the period	14
Investments	114	78
Equity in earnings (losses) of investee adjustments	7	9	10
Bulk Material | Companhia Italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%
Participation in capital, total (as a percent)	50.90%
Net equity	152
Net income (loss) of the period	11
Investments	77	80
Equity in earnings (losses) of investee adjustments	6	7	10
Dividends received		38
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	56
Net income (loss) of the period	5
Investments	28	29
Equity in earnings (losses) of investee adjustments	3	1	1
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	1,374
Net income (loss) of the period	420
Investments	746	528
Goodwill	59	58
Equity in earnings (losses) of investee adjustments	209	186	207
Dividends received		112	250
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	59
Investments	30	35
Equity in earnings (losses) of investee adjustments		1	2
Bulk Material | Zhuhai YPM Pellet e Co, Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	67
Net income (loss) of the period	1
Investments	17	23
Equity in earnings (losses) of investee adjustments			(1)
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%
Participation in capital, total (as a percent)	43.04%
Net equity	125
Net income (loss) of the period	(4)
Investments	56	48
Equity in earnings (losses) of investee adjustments	(2)	(5)	(1)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	1,201
Net income (loss) of the period	72
Investments	300	282
Equity in earnings (losses) of investee adjustments	18	17	24
Dividends received	60
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	(185)
Net income (loss) of the period	(15)
Investments	(46)	(43)
Equity in earnings (losses) of investee adjustments	(4)	(3)	(5)
Base Metals
Investments in affiliated companies and joint ventures
Investments	3,832	3,616	3,815
Equity in earnings (losses) of investee adjustments	34	(12)	(3)
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	130	144
Equity in earnings (losses) of investee adjustments	7	6	2
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	234	234
Equity in earnings (losses) of investee adjustments	(1)	3	(5)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	20	11
Base Metals | Aluminium
Investments in affiliated companies and joint ventures
Investments	3,448	3,227
Equity in earnings (losses) of investee adjustments	28	(21)
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	706	665
Equity in earnings (losses) of investee adjustments	30	25	36
Dividends received		48
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	2,184	2,035
Equity in earnings (losses) of investee adjustments	(34)	(90)	(2)
Dividends received		7
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	412	429
Equity in earnings (losses) of investee adjustments	(32)		(9)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	1	1
Base Metals | Others. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	220	209
Equity in earnings (losses) of investee adjustments		1
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%
Participation in capital, total (as a percent)	40.00%
Net equity	329
Net income (loss) of the period	17
Investments	130	144
Equity in earnings (losses) of investee adjustments	7	6	2
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	468
Net income (loss) of the period	(3)
Investments	234	234
Equity in earnings (losses) of investee adjustments	(1)	3	(5)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6	6
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	52
Investments	13	4
Base Metals | Norsk Hydro ASA | Aluminium
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	22.00%
Participation in capital, total (as a percent)	22.00%
Net equity	15,672
Net income (loss) of the period	127
Investments	3,448	3,227
Equity in earnings (losses) of investee adjustments	28	(21)
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%
Participation in capital, total (as a percent)	31.33%
Net equity	316
Net income (loss) of the period	(29)
Investments	106	114
Equity in earnings (losses) of investee adjustments	(10)	(4)
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	45.68%
Participation in capital, total (as a percent)	45.84%
Net equity	1,308
Net income (loss) of the period	86
Investments	600	551
Equity in earnings (losses) of investee adjustments	40	29	36
Dividends received		48
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	333
Net income (loss) of the period	12
Investments	166	161
Equity in earnings (losses) of investee adjustments	6	(1)	6
Dividends received		7
Base Metals | CSP - Companhia Siderurgica do PECEM | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	931
Net income (loss) of the period	(2)
Investments	465	267
Equity in earnings (losses) of investee adjustments	(1)	(3)
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica do Atlantico | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%
Participation in capital, total (as a percent)	26.87%
Net equity	5,778
Net income (loss) of the period	(146)
Investments	1,553	1,607
Equity in earnings (losses) of investee adjustments	(39)	(86)	(8)
Base Metals | Norte Energia S.A. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	9.00%
Participation in capital, total (as a percent)	9.00%
Net equity	837
Investments	75	75
Base Metals | Vale Solucoes em Energia (S.A.) | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	52.77%
Participation in capital, total (as a percent)	52.77%
Net equity	222
Net income (loss) of the period	(60)
Investments	117	145
Equity in earnings (losses) of investee adjustments	$ (32)	$ (1)	$ (9)